COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8:-COMMITMENTS AND CONTINGENT LIABILITIES

a.Legal contingencies:

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues for contingencies when the loss is probable and it can reasonably estimate the amount of any such loss. The Company is currently not a party to any material legal or administrative proceedings and is not aware of any material pending or threatened material legal or administrative proceedings against the Company.

b. Bank guarantees:

The Company obtained bank guarantees of $2,189 primarily in connection with office lease agreements.

c. Non-cancelable material purchase obligations:

The Company entered into non-cancelable material agreements for the receipt of cloud infrastructure services and subscription-based cloud services. Future payments under non-cancelable material purchase obligations as of December 31, 2022 are as follows:

2023	22,415
2024	8,942
2025	2,051

$33,408